Financial instruments - Summary of Provision Matrix (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Expected credit loss provision
Financial instruments
Financial assets	$ 1,369	$ 1,566
Trade receivables | Gross carrying amount
Financial instruments
Financial assets	17,394	17,626
Trade receivables | Expected credit loss provision
Financial instruments
Financial assets	$ 1,369	$ 1,566	$ 2,281
0-30 days
Financial instruments
Default rates	0.59%	0.64%
0-30 days | Expected credit loss provision
Financial instruments
Financial assets	$ 72	$ 75
0-30 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 12,229	$ 11,759
31-90 days
Financial instruments
Default rates	7.28%	8.33%
31-90 days | Expected credit loss provision
Financial instruments
Financial assets	$ 218	$ 276
31-90 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 2,995	$ 3,313
Greater than 90 days
Financial instruments
Default rates	49.72%	47.57%
Greater than 90 days | Expected credit loss provision
Financial instruments
Financial assets	$ 1,079	$ 1,215
Greater than 90 days | Trade receivables | Gross carrying amount
Financial instruments
Financial assets	$ 2,170	$ 2,554